Goodwill and Other Intangible Assets (Future Amortization Expense) (Details) - USD ($) $ in Millions	Jul. 03, 2016	Sep. 27, 2015
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Assets, Amortization Expense, Remainder of Fiscal Year	$ 1
Finite-Lived Intangible Assets, Amortization Expense, Year Two	6	$ 6
Finite-Lived Intangible Assets, Amortization Expense, Year Three	5	5
Finite-Lived Intangible Assets, Amortization Expense, Year Four	5	5
Finite-Lived Intangible Assets, Amortization Expense, Year Five	5	4
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	46	46
Finite-Lived Intangible Assets, Future Amortization Expense	$ 68	$ 72